Employee Benefit Plans (Fair Value Observable and Unobservable Inputs) (Details) (Level 3 [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair values of the company's other postretirement plan assets
Fair value of plan assets - beginning of year	$ 780	$ 657
Realized gains/(losses), net	16	0
Changes in unrealized gains/(losses), net	0	24
Purchase	296	239
Issuances	0	0
Sales	(136)	(136)
Transfers into Level 3	3	10
Transfers out of Level 3	(679)	(14)
Fair value of plan assets - end of year	280	780
Corporate [Member]
Fair values of the company's other postretirement plan assets
Fair value of plan assets - beginning of year	3	3
Realized gains/(losses), net	0	0
Changes in unrealized gains/(losses), net	1	1
Purchase	1	2
Issuances	0	0
Sales	(2)	(1)
Transfers into Level 3	0	1
Transfers out of Level 3	0	(3)
Fair value of plan assets - end of year	3	3
RMBS [Member]
Fair values of the company's other postretirement plan assets
Fair value of plan assets - beginning of year	11	9
Realized gains/(losses), net	(1)	0
Changes in unrealized gains/(losses), net	1
Purchase	17	10
Issuances	0	0
Sales	(25)	(9)
Transfers into Level 3		1
Fair value of plan assets - end of year	3	11
Foreign government/government agencies [Member]
Fair values of the company's other postretirement plan assets
Fair value of plan assets - beginning of year	3	2
Realized gains/(losses), net	0	0
Purchase	1	3
Issuances	0	0
Sales	(2)	(2)
Transfers into Level 3		6
Transfers out of Level 3	0	(6)
Fair value of plan assets - end of year	2	3
Other fixed income [Member]
Fair values of the company's other postretirement plan assets
Fair value of plan assets - beginning of year	4	8
Realized gains/(losses), net	0	0
Changes in unrealized gains/(losses), net	0	2
Purchase	10	1
Issuances	0	0
Sales	(1)	(4)
Transfers into Level 3	3	2
Transfers out of Level 3	(7)	(5)
Fair value of plan assets - end of year	9	4
Hedge Funds [Member]
Fair values of the company's other postretirement plan assets
Fair value of plan assets - beginning of year	759	635
Realized gains/(losses), net	17	0
Changes in unrealized gains/(losses), net	(2)	21
Purchase	267	223
Issuances	0	0
Sales	(106)	(120)
Transfers out of Level 3	(672)
Fair value of plan assets - end of year	$ 263	$ 759